EARNINGS PER SHARE - Summary of Basic Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Income (loss) attributable to the Company’s controlling shareholders	R$ 1,047,960	R$ (650,196)	R$ 155,467
Weighted average of the number of outstanding common shares	1,377,932,809	1,246,180,219	865,660,042
Weighted average number of treasury shares	(788,866)	(572,130)
Weighted average number of outstanding common shares	1,377,143,943	1,245,608,090	865,660,042
Basic earnings (loss) per share - R$	R$ 0.761	R$ (0.522)	R$ 0.1796